Offerings - Offering: 1	Jun. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Notes due 2035
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	997.37
Maximum Aggregate Offering Price	$ 498,685,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,348.67
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on form S-3 (File No. 333-287650) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.